EQUITY TRANSACTIONS (RESTATED) (Details) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended		69 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended
	Jan. 31, 2013	Dec. 31, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2012 Cancellation Of Shares [Member]	Nov. 30, 2012 World Moto Assets Acquired [Member]	Nov. 30, 2012 Related Party Payable [Member]	Dec. 31, 2012 Related Party Payable [Member]	Nov. 30, 2012 Private Placement [Member]	Nov. 30, 2012 Services and a Payable [Member]
Preferred stock, shares authorized			50,000,000	50,000,000	50,000,000	50,000,000
Preferred stock, par value per share			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued			0	0	0	0
Preferred stock, shares outstanding			0	0	0	0
Common stock, shares authorized			500,000,000	500,000,000	500,000,000	500,000,000
Common stock, par value per share			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued			378,033,149	374,329,445	378,033,149	378,033,149
Common stock, shares outstanding			378,033,149	374,329,445	378,033,149	378,033,149
Shares issued for services (Shares)		724,000,000										192,308
Shares issued for services		$ 400		$ 25,000								$ 25,000
Common stock issued for cash (shares)	3,703,704	146,248,000									1,892,308
Cash received from issuance		40,400	1,000,000	246,000							246,000
Stock issued, price per share	$ 0.27
Shares Cancelled for Capital							723,579,160
Stock split ratio				181
Shares issued for outstanding common shares of ATC								1,240,871
Shares issued for asset acquisition				236,314	236,314			236,314
Shares issued for stock split								224,597,666
Extinguishment of Debt, Amount								75,000		52,183
Shares issued for debt								576,923	401,415	401,415
Value of debt settled									52,183
Proceeds from issuance of private placement	$ 1,000,000